Note 6 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ (438)	$ (344)
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,775
Balance at end of period	1,453	1,775
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,583
Balance at end of period	1,316	1,583
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	192
Balance at end of period	137	192
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0
Balance at end of period	0	0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,366	1,772
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(447)	(768)
Loan originations	421	399
Derecognitions and maturities	(226)	(37)
Provision for (recovery of) credit losses	(252)	(406)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,114	1,366
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,174	1,563
Transfer in (out) to Stage 1	93	26
Transfer in (out) to Stage 2	(124)	(262)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(425)	(515)
Loan originations	421	399
Derecognitions and maturities	(159)	(37)
Provision for (recovery of) credit losses	(194)	(389)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	980	1,174
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	192	209
Transfer in (out) to Stage 1	(93)	(26)
Transfer in (out) to Stage 2	124	262
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(22)	(253)
Loan originations	0	0
Derecognitions and maturities	(67)	0
Provision for (recovery of) credit losses	(58)	(17)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	134	192
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	137	78
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(92)	56
Loan originations	0	3
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(92)	59
Write-offs	0	0
Recoveries	0	0
Balance at end of period	45	137
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	137	78
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(92)	56
Loan originations	0	3
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	(92)	59
Write-offs	0	0
Recoveries	0	0
Balance at end of period	45	137
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	215	229
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(6,955)	(5,494)
Loan originations	9,116	7,528
Derecognitions and maturities	(2,101)	(2,048)
Provision for (recovery of) credit losses	60	(14)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	275	215
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	215	229
Transfer in (out) to Stage 1	89	119
Transfer in (out) to Stage 2	(178)	(230)
Transfer in (out) to Stage 3	0	3
Net remeasurement of loss allowance	(6,914)	(5,441)
Loan originations	9,116	7,528
Derecognitions and maturities	(2,053)	(1,993)
Provision for (recovery of) credit losses	60	(14)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	275	215
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	(89)	(119)
Transfer in (out) to Stage 2	178	230
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(41)	(58)
Loan originations	0	0
Derecognitions and maturities	(48)	(53)
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	(3)
Net remeasurement of loss allowance	0	5
Loan originations	0	0
Derecognitions and maturities	0	(2)
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	57	40
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(35)	(20)
Loan originations	3	42
Derecognitions and maturities	(122)	(5)
Provision for (recovery of) credit losses	(154)	17
Write-offs	0	0
Recoveries	116	0
Balance at end of period	19	57
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	57	40
Transfer in (out) to Stage 1	0	1
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(35)	(21)
Loan originations	0	42
Derecognitions and maturities	(6)	(5)
Provision for (recovery of) credit losses	(41)	17
Write-offs	0	0
Recoveries	0	0
Balance at end of period	16	57
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	(1)
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	1
Loan originations	3	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	3	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	3	0
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	(116)	0
Provision for (recovery of) credit losses	(116)	0
Write-offs	0	0
Recoveries	116	0
Balance at end of period	$ 0	$ 0